Annual Total Returns - Fidelity Managed Retirement 2030 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Managed Retirement 2030 Fund
Bar Chart Table:
Annual Return 2020	13.82%
Annual Return 2021	8.89%